Note 13 - Reconciliation of Financial Instruments Categorized in Level 3 (Detail: Text Values) - Carrying Value of Financial Instruments held at Fair Value [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through other comprehensive income [Abstract]
therein gain (loss) recognized in other comprehensive income, net of tax	€ 189	€ 13
therein gain (loss) recognized in Statement of income in net gains and loss	2
Financial assets held at fair value:
therein effect of exchange rate changes	425	447
Financial liabilities held at fair value:
therein effect of exchange rate changes	€ 35	€ 44